Inventories, net (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories, net consisted of the following:

	December 31, 2023	December 31, 2022
Fuel	$876	$809
Other	13	12
Inventories, net	$889	$821